LONG-TERM DEBT	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT

($ millions)	2024	2023
Revolving bank debt	911.2	1,932.9
Bank term loan	—	750.0
Public senior notes	1,000.0	—
Private senior notes	543.3	883.4
Long-term debt	2,454.5	3,566.3
Long-term debt due within one year	514.4	380.0
Long-term debt due beyond one year	1,940.1	3,186.3
Bank debt
Revolving bank debt
At December 31, 2024, the Company had combined facilities of $2.36 billion. This includes a $2.26 billion syndicated unsecured credit facility and a $100.0 million unsecured operating credit facility, both with a current maturity date of November 26, 2028. Both of these facilities constitute revolving credit facilities and are extendible annually.
The Company is in compliance with all debt covenants at December 31, 2024, which are listed in the table below:

Covenant Description	Maximum Ratio
Senior debt to adjusted EBITDA (1) (2)	3.50
Total debt to adjusted EBITDA (1) (3)	4.00
Total debt to capital (2) (3) (4)	0.60
(1)Adjusted EBITDA is calculated as earnings before interest, taxes, depletion, depreciation, amortization, impairment and impairment reversals, adjusted for certain non-cash items. Adjusted EBITDA is calculated on a trailing 12 month basis adjusted for material acquisitions and dispositions.
(2)Senior debt is calculated as the sum of amounts drawn on the combined facilities, outstanding letters of credit and the principal amount of the senior notes.
(3)Total debt is calculated as the sum of senior debt plus subordinated debt. Veren does not have any subordinated debt.
(4)Capital is calculated as the sum of senior debt and shareholders' equity and excludes the effect of unrealized derivative gains or losses and the adoption of IFRS 16.
The Company has a $60.0 million unsecured demand letter of credit facility. The Company had letters of credit in the amount of $43.0 million outstanding at December 31, 2024. (December 31, 2023 - $26.2 million).
Bank term loan
The Company fully retired its bank term loan during the second quarter of 2024.
Senior notes
At December 31, 2024, the Company had aggregate outstanding senior notes of $1.54 billion, as detailed below. All outstanding senior notes pay interest semi-annually, with principal due upon maturity.

Principal ($ millions)	Hedged Principal (1) (Cdn$ millions)	Unhedged Principal (2) (Cdn$ millions)	Coupon Rate	Maturity Date	Financial statement carrying value
					2024	2023
Cdn$40.0	—	—	3.850%	June 20, 2024	—	40.0
US$257.5	—	—	3.750%	June 20, 2024	—	340.0
US$82.0	67.9	43.2	4.300%	April 11, 2025	118.1	108.3
Cdn$65.0	65.0	—	3.940%	April 22, 2025	65.0	65.0
US$230.0	262.6	32.4	4.080%	April 22, 2025	331.3	303.7
US$20.0	—	28.9	4.180%	April 22, 2027	28.9	26.4
Cdn$550.0	550.0	—	4.968%	June 21, 2029	550.0	—
Cdn$450.0	450.0	—	5.503%	June 21, 2034	450.0	—
Senior notes	1,395.5	104.5			1,543.3	883.4
Due within one year	395.5	75.6			514.4	380.0
Due beyond one year	1,000.0	28.9			1,028.9	503.4
(1)Represents principal amounts on US dollar private senior notes where underlying derivatives fix the Company's foreign exchange exposure or represents the Canadian dollar principal on Canadian dollar denominated senior notes.
(2)Includes the principal balance translated at the period end foreign exchange rate on US dollar private senior notes that do not have underlying cross currency swaps ("CCS").
At December 31, 2024, the Company had outstanding private senior notes of US$332.0 million and Cdn$65.0 million. Concurrent with the issuance of the U.S. denominated private senior notes, the Company entered into CCS to manage the Company's foreign exchange risk. The CCS fix the US dollar amount of certain tranches of notes, for purposes of interest and principal repayments, at a notional amount of $330.5 million. See Note 27 - "Financial Instruments and Derivatives" for additional information. The private senior notes have financial covenants similar to those of the combined credit facilities described above.
During the second quarter of 2024, the Company issued $1.00 billion of investment grade public senior notes, consisting of $550.0 million of 4.968% notes priced at par and due June 2029, and $450.0 million of 5.503% notes priced at par and due June 2034. There are no financial covenants associated with the public senior notes.